ACQUISITIONS - TerraForm Power (Details) - TerraForm Power $ in Millions	1 Months Ended
Oct. 31, 2017 USD ($) director MW
Disclosure of detailed information about business combination [line items]
Ownership percentage	51.00%
Aggregate capacity (in MW) | MW	2,600
Percentage of voting equity interests retained by Brookfield	16.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 203
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	13
Acquisition costs incurred and capitalized	$ 1
Number of directors company entitled to elect | director	1
Number of directors | director	4